Segment Information - Net Revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenues	$ 11,800	$ 13,269	$ 17,286
Switzerland
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenues	2,948	3,944	5,755
France
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenues	112	147	158
Italy
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenues	35	34	54
USA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenues	1,520	1,668	2,279
Singapore
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenues	6,563	6,808	8,138
Japan
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenues	612	657	890
Other countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenues	$ 10	$ 11	$ 12